Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 102,707	$ 40,172	$ 19,813	$ 2,126
Bank deposits in USD
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	100,315	39,014	17,238
Bank deposits in EUR
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	1,474	169	0
Bank deposits in CHF
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	188	791	2,343
Bank deposits in CAD
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 730	$ 198	$ 232